Reinsurance - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) reinsurer	Dec. 31, 2019 USD ($)
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,227.5	$ 3,260.1
Invested assets held in trusts	$ 345.3	370.1
Number of reinsurers' insolvency for making company responsible for administering reinsurance business | reinsurer	1
Largest Reinsurance Recoverable Balances
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,160.0
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	2,169.7	$ 2,106.0
Assets held in trust	$ 2,640.0